Taxes (Details 4) - COP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Taxes [Line Items]
Deferred tax assets	$ 4,016,161		$ 4,248,014
Deferred tax liabilities	(1,333,280)		(1,639,703)
Deferred tax assets (liabilities)	2,682,881		2,608,311		$ 2,213,422
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(1,006,299)	[1]	(220,315)	[1]	205,499
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,840,988	[2]	1,875,965	[2]	1,824,844
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,373,561	[3]	656,997	[3]	0
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	611,766		477,808		238,193
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	208,618		311,607		726,256
Borrowings and other financial liabilities [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	0		(113,497)		(540,811)
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	94,864		133,840		17,927
Others [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(31,685)		(168,806)		3,804
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (408,932)		$ (345,288)		$ (262,290)

[1]	For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards.
[2]	The most representative item corresponds to the provision for well abandonment.
[3]	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long-term employees.